Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2022
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading	21. REPURCHASE AGREEMENTS – NON TRADING

	30 June 2022	31 December 2021
	£m	£m
Agreements with banks	2,558	4,145
Agreements with customers	4,352	7,573
	6,910	11,718